RELATED PARTY BALANCES AND TRANSACTIONS - Related party balances (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
I-Mab Hangzhou
Related Party Transaction [Line Items]
Prepayments and other receivables	¥ 8,231	$ 1,193	¥ 8,079
Accruals and other payables	¥ 64,782	$ 9,393
Jiangsu Taslydiyi Pharmaceutical Co., Ltd.
Related Party Transaction [Line Items]
Accruals and other payables			¥ 5,092